SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Income Taxes (FY) (Details) - USD ($)	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Unrecognized tax benefits	$ 0	$ 0	$ 0
Accrued interest and penalties	$ 0	$ 0	$ 0